BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Business Overview

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a provider of online entertainment software and services, with headquarters in Taipei, Taiwan. In the second half year of 2012, we also began developing the business of providing cloud computing services, which launched in March 2013.

Through July 31, 2012, we conducted our online entertainment business in two business segments: the gaming software and service business, which develops and licenses software for online real-money gaming solutions and applications; and the Asian online game and service business, which develops a wide range of online games for the Asian and worldwide market.

In April 2010, we sold a 60 percent interest in our online gaming software and service business to Mangas Gaming S.A.S., a French Corporation, now renamed as BetClic Everest Group (“BEG”). Our retained non-controlling interest in the online gaming software and service business was sold to BEG in July 2012. (See Note 6, “Divestitures”, for additional information.)

Our gaming software and service business developed and licensed online poker and casino gaming software solutions and application services, primarily targeting continental European markets. Prior to our disposal of the remaining ownership, through our equity investment, the gaming software and service business offered software solutions for online gaming, which was licensed under a software license and support service contract.

Our Asian online game and service business operates a suite of play-for-fun online games and provides related services, mainly targeting online game players across Asia, including Greater China and Southeast Asia.

We began developing a new cloud computing business in the second half of 2012. The cloud business aims at providing an integrated platform of services and tools for small-to-medium enterprises in Greater China to increase flexibility, efficiency and competitiveness. The business launched in late March 2013.

(b) Basis of Presentation

The gaming software and service business does not qualify as a component that may be reported as discontinued operations due to our significant continuing involvement in the component after the initial disposal of our 60 percent interest in 2010. After the sale transaction was completed in April 2010, we deconsolidated the results of the gaming software and service business and began accounting for the remaining interest under the equity method of accounting until the closing of the disposal transaction in July 2012 when we sold our remaining ownership. (See Note 6, “Divestitures”, for additional information.)

Discontinued Operations

In June 2012, our board of directors approved a plan to liquidate and dissolve JIDI Network Technology (Shanghai) Co., Ltd. (“JIDI”), a wholly-owned subsidiary, and Shanghai JIDI Network Technology Co., Ltd. (“Shanghai JIDI”), a variable-interest entity controlled through a series of contractual arrangements. Therefore the results of these entities are reported as discontinued operations for all periods presented. (See Note 6, “Divestitures”, for additional information.)

Principles of Consolidation

The Consolidated Financial Statements include the accounts of GigaMedia and our wholly-owned, majority-owned and majority-controlled subsidiaries after elimination of all inter-company accounts and transactions. In addition, the accounts of our Company’s variable-interest entities (“VIE”), as defined by the Financial Accounting Standards Board (“FASB”), are included in the Consolidated Financial Statements. (See Note 3, “Variable-Interest Entities”, for additional information.) The accounting policies for other less than majority-owned investments are described in Note 1 below within the paragraphs headed “Marketable Securities” and “Investments”.

Foreign Currency Translation

The Consolidated Financial Statements of our Company and our subsidiaries have been reported in U.S. dollars. Assets and liabilities denominated in non-U.S. currency are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at weighted-average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income within equity. Gains and losses on foreign currency transactions are included in other income and expenses. Cumulative translation adjustments as of December 31, 2010, 2011 and 2012 were $(22.6) million, $(24.4) million, and $(22.8) million, respectively.

(c) Summary of significant accounting policies

Use of Estimates

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Revenue Recognition

General

Our Company recognizes revenues when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured.

We present the sales taxes assessed by governmental authorities on our revenue transactions on a net basis in our Consolidated Financial Statements.

Multiple-Element Arrangements

Our Company enters into multiple-element revenue arrangements, which may include any combination of services, software, and/or products. To the extent that a deliverable in a multiple-element arrangement is subject to specific accounting guidance, whether and/or how to separate multiple deliverable arrangements into separate units of accounting (separability) and how to allocate the arrangement consideration among those separate units of accounting (allocation) for that deliverable is accounted for in accordance with such specific guidance.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for each major category of revenue.

Asian Online Game and Service Revenues

Asian online game and service revenues are related to our Asian online game and service business that operates play-for-fun games online to players across Asia.

Online game revenues are earned through the sale of online game points, prepaid cards, game packs, through the sublicensing of certain games to distributors and through licensing fee revenues. Virtual online game points are sold to distributors or end-users who can make the payments through credit cards, Internet ATMs or telecommunication service operators. Physical prepaid cards and game packs are sold through distributors and convenience stores. Proceeds from sales of physical cards and game packs, net of sales discounts, and online game points are deferred when received and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users; over the estimated useful life of virtual items; or when the sold game points expire and can no longer be used to access the online games or products in accordance with our published game points expiration policy. Sublicensing revenues from the distributors are recognized based on end-users’ activation to the game system and when the performance obligations have been completed. Licensing fee revenues are recognized when the delivery of licensed products has occurred and the fee is fixed or determinable.

We report sales of virtual online game points and licensing fee revenues on a gross basis. In the sales of virtual online game points and game licenses, we act as principal and we have latitude in establishing price. Fixed percentage fees retained by service providers for payment processing related to our online game services are recognized as cost of online game revenues. We report sublicensing revenues on a net basis. In the sublicense agreements, we act as agent and the distributors are responsible for the operating and the marketing.

Online game and service revenues also include revenues derived from online advertising arrangements, sponsorship arrangements, or a combination of both. These service arrangements allow advertisers to place advertisements on particular areas of our Company’s websites and online game platforms over a stated period of time. Service revenues from online advertising arrangements are recognized ratably over the displayed period of the contract when the collectability is reasonably assured.

Gaming Software and Service Revenues

Prior to our sale of a majority interest in the online gaming software and service business in April 2010, gaming software and service revenues were related to software products we developed and licensed and support services we provided for online real-money gaming solutions and applications.

Deferred Revenues

Deferred revenues are included in other current liabilities, and consist of the prepaid income related to our Asian online game and service business.

Operating Costs

Operating costs primarily consist of processing costs, online game royalties, bandwidth, production costs for prepaid game cards and game packs, amortization of intangible assets, customer service department costs, depreciation, maintenance and other overhead expenses directly attributable to our online games.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing multi-player online games.

Prepaid licensing fees paid to licensors are capitalized when technological feasibility is achieved, and amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant online game or license period, which is usually within two to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a game license bear to the total of current and anticipated future gross revenues for that game license is greater than the amount computed using the straight-line method.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and recognized as operating costs in the period in which the related online game revenue is recognized.

Fair Value Measurements

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available or using appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (See Note 10, “Fair Value Measurements”, for additional information.)

Cash Equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Marketable Securities

All of our Company’s investments in marketable securities are classified as available-for-sale. These marketable securities are stated at fair value with any unrealized gains or losses recorded in accumulated other comprehensive income (loss) within equity until realized.

Other-than-temporary impairments, if any, are charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment has occurred, our Company primarily considers, among other factors, the length of the time and the extent to which the fair value of an investment has been at a value less than cost. When an other-than-temporary loss is recorded, the fair value of the investment becomes the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value. Realized gains and losses also are included in non-operating income and expense in the Consolidated Statements of Income (Loss). (See Note 10, “Fair Value Measurements”, for additional information.)

Investments

Equity investments in non-publicly traded securities of companies over which our Company has no ability to exercise significant influence are accounted for under the cost method.

Equity investments in companies over which our Company has the ability to exercise significant influence but does not hold a controlling financial interest are accounted for under the equity method and our Company’s income or loss on equity method investments is recorded in non-operating income or expenses. The difference between the cost of the acquisition and our Company’s share of the fair value of the net identifiable assets is recognized as goodwill and is included in the carrying amount of the investment. When our Company’s carrying value in an equity method investee is reduced to zero, no further losses are recorded in our Consolidated Financial Statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Unrealized losses that are considered other-than-temporary, if any, are charged to non-operating expenses. Realized gains and losses, measured against carrying amount, are also included in non-operating income and expenses. (See Note 10, “Fair Value Measurements”, for additional information.)

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on an evaluation of the collectability of accounts receivable, and other receivables. An allowance for doubtful accounts is also provided, when considered necessary, for loans receivable. We review the collectability of loans receivable on an individual basis and the evaluation primarily consists of an analysis based upon current information available about the borrower.

For those accounts in which a loss is probable, we record a specific reserve in the allowance. The receivable is written off against the allowance when our Company believes the uncollectability of the receivable is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is provided on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are depreciated over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

We have entered into agreements to lease certain of our Company’s land and buildings to a third party under operating leases, which were renewed in November 2012, and which expire no later than September 2013. As of December 31, 2011 and 2012, the carrying amount of the land and buildings under lease was approximately $1.3 million and $1.2 million, respectively. The rental income under the operating lease amounted to $41 thousand, $72 thousand and $74 thousand for 2010, 2011 and 2012, respectively. The minimum rental income to be received under this operating lease is $53 thousand through September 2013.

Acquisitions

Our Company accounts for its business acquisitions using the acquisition method. Under this method, our Company recognizes and measures the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition-date fair values, with limited exceptions. Acquisition-related costs are generally expensed as incurred.

Intangible Assets and Goodwill

Intangible assets with finite lives are amortized by the straight-line method over their estimated useful lives, ranging from three to nine years. Intangible assets with indefinite useful lives are not amortized. Goodwill is not amortized.

Impairment of Intangible Assets, Goodwill and Long-Lived Assets

Goodwill is tested for impairment annually or sooner when circumstances indicate an impairment may exist, using a fair-value approach at the reporting unit level. A reporting unit is the operating segment, or a business, which is one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the segment level. Components are aggregated as a single reporting unit if they have similar economic characteristics. In connection with our goodwill impairment test, we first assess qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

Intangible assets with indefinite useful lives are tested for impairment at the reporting unit level, at least annually, or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future discounted cash flows. Impairment is measured as the difference between the carrying amounts and the fair value of the assets, and is recognized as a loss from operations. In connection with our impairment test for the intangible assets with indefinite useful lives, we first assess qualitative factors as a basis for determining whether it is necessary to perform the quantitative impairment test.

Long-lived assets other than goodwill and intangible assets not being amortized are tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the fair value of the assets. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations.

(See Note 10, “Fair Value Measurements”, for additional information.)

Software Cost

Costs to develop our gaming software and Asian online game products are capitalized after technological feasibility has been established, and when the product is available for general release to customers, costs are expensed. Costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in product development and engineering expenses. Capitalized amounts are amortized using the straight-line method, which is applied over the estimated useful economic life of the software, ranging from three to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product is greater than the amount computed using the straight-line method.

We capitalize certain costs incurred to purchase or to internally create and implement internal-use computer software, which includes software coding, installation, testing and certain data conversion. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which range from three to five years.

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Direct-response advertising costs incurred in relation to the acquisition or origination of a customer relationship are capitalized and deferred. The deferred costs are recognized as expense in the Consolidated Statements of Income (Loss) over the estimated lives of customer relationships. Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred. Subsequent to the sale of a majority interest in the online gaming and software service business in April 2010, deferred costs related to advertising have not been significant.

Advertising expenses incurred in 2010, 2011 and 2012 totaled $12.7 million, $3.5 million and $3.2 million, respectively. As of December 31, 2011 and 2012, prepaid advertising amounted to $110 thousand and $1 thousand, respectively.

Leases

Leases for which substantially all of the risks and rewards of ownership remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by our Company from the leasing company, are charged to the Consolidated Statements of Income (Loss) on a straight-line basis over the lease periods.

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. Assets held under capital leases are recognized as assets of our Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the balance sheet as a lease obligation. Lease payments are apportioned between finance charges and a reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly to profit or loss.

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in operating costs and operating expenses in the Consolidated Statements of Income (Loss) based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the Consolidated Balance Sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Comprehensive Income (Loss)

Comprehensive income (loss) is recorded as a component of equity. Our Company’s comprehensive income (loss) consists of net income or loss, foreign currency translation adjustments, changes in unrealized holding gains and losses on marketable securities, and unrecognized actuarial gains or losses related to our defined benefit pension plan.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. We recognize the tax benefit from the purchase of equipment and technology, research and development expenditures, employee training, and certain equity investments using the flow-through method. Net operating loss carryforwards and investment credits are measured using the enacted tax rate and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that will more-likely-than-not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is recognized at the largest amount of the benefit that has greater than a 50 percent likelihood of being realized upon ultimate settlement. The interest and penalties are reflected as income tax expense in the Consolidated Financial Statements.

Earnings Per Share

Basic earnings per share is computed by dividing the net income available to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of warrants and options in all periods, are included in the computation of diluted earnings per share to the extent such shares are dilutive. Diluted EPS also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2011 and 2012, basic and diluted loss per share are the same.

Noncontrolling Interest

Noncontrolling interest in the equity of a subsidiary is accounted for and reported as equity. Changes in our Company’s ownership interest in a subsidiary that do not result in deconsolidation are accounted for as equity transactions. Any retained noncontrolling equity investment upon the deconsolidation of a subsidiary is initially measured at fair value.

Reclassifications

The presentation of certain amounts in our 2011 Consolidated Financial Statements have been reclassified to conform to the presentation in our Consolidated Financial Statements as of and for the year ended December 31, 2012.

Recent Accounting Pronouncements

In February 2013, Accounting Standards Update (“ASU”) guidance was issued related to items reclassified from Accumulated Other Comprehensive Income. The new standard requires either in a single note or parenthetically on the face of the financial statements:(i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for our fiscal year beginning January 1, 2013 with early adoption permitted. We do not expect the updated guidance to have a significant impact on our consolidated financial position, results of operations or cash flows.

In July 2012, the FASB issued updated guidance that simplifies the impairment test for intangible assets not subject to amortization. For its annual and interim impairment test for intangible assets, an entity may first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We adopted the updated guidance for our annual impairment test for intangible assets not subject to amortization in 2012. The adoption of this guidance had no impact on our consolidated financial position, results of operations, or cash flows.

In June 2011, the ASU guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. We adopted the new guidance and its deferral and opted to present the total of comprehensive income in two separate but consecutive statements. The adoption of this guidance had no impact on our consolidated financial position, results of operations or cash flows.